(12) Other Income	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
(12) Other Income	(12) OTHER INCOME In 2019, the Company entered a contest whereby they presented their concept in front of a panel of judges. The Company was awarded First Place with the concurrent prize of $65,000.